Lease Commitment and Total Rental Expense - Future Minimum Rental Payments Due under Leases (Detail)	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 291,676
2020	216,528
2021	216,528
2022	216,528
2023	47,508
Operating Leases, Future Minimum Payments Due, Total	$ 988,768